Research Collaboration and License Agreement	12 Months Ended
Dec. 31, 2023
Research and Development [Abstract]
Research Collaboration and License Agreement
11. Research Collaboration and License Agreement
In December 2019, the Company entered into a Research Collaboration and License Agreement (the “Pfizer Agreement”) with Pfizer to research and develop small molecules that target eIF4E.
Under the Pfizer Agreement, the Company was responsible for initial research in collaboration with Pfizer, and Pfizer is responsible for all further development of the program, including submission of an investigational new drug application and conducting all clinical development and commercialization activities. Pfizer is obligated to use commercially reasonable efforts to develop and seek regulatory approval for a licensed product, and commercialize a licensed product where Pfizer has received regulatory approval, in the United States and certain other countries. In the event the Company exercises its co-funding
and
co-promotion
option, a joint steering committee will oversee the development plan and budget of the co-developed
product, and the Company will have the responsibility to conduct a portion of product marketing presentations to healthcare providers.
Pursuant to the Pfizer Agreement, the Company received an upfront, one-time,
non-refundable,
non-creditable
payment of $15 million from Pfizer. Pfizer was obligated to reimburse the Company for costs incurred for research performed, up to a specified cap in the low double-digit millions. Upon the achievement of specified early development and regulatory milestones, Pfizer will be obligated to pay the Company up to $80 million in the aggregate. For other non-early
stage development milestones Pfizer’s payment obligations to the Company depends upon whether the Company has exercised its co-funding
and
co-promotion
option: 1) if it does not exercise the option,
non-early
stage development payments may total up to $165 million in aggregate, and 2) if it does exercise the option, non-early
stage development payments may total up to $70 million in aggregate. Upon the achievement of specified sales milestones, Pfizer is also obligated to make tiered milestone payments of up to $235 million in aggregate. On a product-by-product
basis, Pfizer will also be required to pay the Company high single-digit percentage royalties on annual net sales of each licensed product. If the Company exercises its co-promotion
and
co-funding
option, royalty payments will exclude sales in the United States and the Company will share with Pfizer profits from sale of the relevant licensed product in the United States.
The initial transaction price of $27.0 million was allocated to the two performance obligations on a relative standalone value basis, with $25.6 million allocated to the license and $1.4 million allocated to the research activities, which were completed in 2020. The value attributable to the license was recognized upon delivery of the license to Pfizer and the value attributable to the research activities was recognized pro-rata
based on the actual costs incurred by the Company compared to the total estimated costs of the research activities from the time of execution to the end of the research program.
There was no revenue recorded in connection with this agreement for the years ended December 31, 2023 and 2022 because all development and sales milestones (variable consideration) were fully constrained.